Plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Plant and equipment

10.	Plant and equipment

	Computers	Furniture and fittings	Office equipments	Renovation	Right of use asset	Total
	S$	S$	S$	S$	S$	S$
Cost
At January 1, 2023	98,561	13,917	6,247	102,750	208,529	430,004
Additions	2,145	-	-	-	66,455	68,600
Written-off	(4,474)	-	-	-	-	(4,474)
At December 31, 2023	96,232	13,917	6,247	102,750	274,984	494,130
Disposals	(1,012)	(13,917)	-	-	-	(14,929)
Written-off	-	-	(6,247)	(102,750)	-	(108,997)
At December 31, 2024	95,220	-	-	-	274,984	370,204

Accumulated depreciation
At January 1, 2023	80,002	5,318	4,903	17,489	61,067	168,779
Depreciation	14,556	2,756	414	26,234	163,689	207,649
Written-off	(2,743)	-	-	-	-	(2,743)
At December 31, 2023	91,815	8,074	5,317	43,723	224,756	373,685
Depreciation	4,146	689	103	6,559	44,257	55,754
Disposals	(814)	(8,763)	-	-	-	(9,577)
Written-off	-	-	(5,420)	(50,282)	-	(55,702)
At December 31, 2024	95,147	-	-	-	269,013	364,160

Carrying amount
At December 31, 2024	73	-	-	-	5,971	6,044
At December 31, 2023	4,417	5,843	930	59,027	50,228	120,445

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

10.	Plant and equipment (continued)

	2024	2023
	S$	S$

Expense relating to short-term leases	94,871	62,021

Total cash outflow for leases	150,637	225,192

For both years, the Group leases various offices for its operations. Lease contracts are entered into for fixed terms of 6 months to 2 years.

Extension option

The Group had extension option for leases of office in Singapore for the year ended December 31, 2023. No extension option for leases of office in Singapore for the year ended December 31, 2024. This was used to maximise operational flexibility in terms of managing the asset used in the Group’s operations. The extension option held was exercisable only by the Group and not by the respective lessor.

The Group assessed at lease commencement date whether it is reasonably certain to exercise the extension option.

In addition, the Group reassessed whether it is reasonably certain to exercise an extension option, upon the occurrence of either a significant event or a significant change in circumstances that is within the control of the lessee.

The potential exposures to these future lease payments for extension options in which the Group is not reasonably certain to exercise is summarized below:

		Potential future		Potential future
		lease payments not		lease payments not
		included in		included in
	Lease liabilities	lease liabilities	Lease liabilities	lease liabilities
	recognised as at	(undiscounted)	recognised as at	(undiscounted)
	2024	2024	2023	2023
	S$	S$	S$	S$

Office – Singapore	-	-	32,403	261,494

In addition, the Group reassesses whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that is within the control of the lessee. During the year ended December 31, 2023, there was no such triggering event.

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)